Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Accrued compensation (1)	$ 26,824	[1]	$ 27,009	[1]	$ 28,780	[2]
Accrued expenses	25,252		19,734		14,054
Deferred rent	14,533		11,638		4,615
Transaction fee refund reserve	13,728		9,098		578
Loan Trailing Fee liability, at fair value	7,774		4,913		0
Loan servicing liabilities, at fair value	1,231		2,846		3,973
Deferred revenue	2,531		2,556		2,551
Credit loss coverage reserve	0		2,529		0
Reimbursement payable to limited partners of LCA private funds	2,240		2,313		0
Payable to issuing bank	863		1,658		955
Deferred tax liability					3,446
Contingent liabilities	1,813		0		700
Other	1,512		1,325		1,591
Total accrued expenses and other liabilities	98,301		85,619		$ 61,243
Accrued cash retention rewards	$ 600		$ 3,000

[1]	Includes accrued cash retention awards of $0.6 million and $3.0 million as of September 30, 2017 and December 31, 2016, respectively.
[2]	Includes accrued cash retention awards of $3.0 million as of December 31, 2016. See "Note 15. Employee Incentive and Retirement Plans" for additional information on the Company's Cash Retention Plan.